Declaration of Dividends	9 Months Ended
Sep. 30, 2012
Dividends [Abstract]
Declaration of Dividend [Text Block]

	Details of the final dividends of 2011 and interim dividends of 2012 are set forth in the table below:

		Ordinary shareholders
		Final dividend	Interim dividends
		2011	2012		2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Nov 6, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Nov 30, 2012
	Payment date - Ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012
	Payment date - CDIs	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012
	Payment date - GhDSs	Mar 19, 2012	Jun 11, 2012		Sep 17, 2012		Dec 17, 2012	(1)
	Payment date - ADSs	Mar 26, 2012	Jun 18, 2012		Sep 24, 2012		Dec 24, 2012	(1)

	Dividend amount per share - declared (US cents)	26.401	11.806		12.103		6.000	(2)

	Dividend amount per share - declared (South African cents)	200.0	100.0		100.0		50.0

	Dividend amount per share - paid (US cents)	26.401	10.035	(3)	10.288	(3)	5.100	(2)(3)
	Dividend amount per share - paid (South African cents)	200.0	85.0	(3)	85.0	(3)	42.5	(3)

		E ordinary shareholders
		Final dividend	Interim dividends
		2011	2012		2012		2012

	Declaration date	Feb 14, 2012	May 8, 2012		Aug 3, 2012		Nov 6, 2012
	Record date	Mar 9, 2012	Jun 1, 2012		Aug 31, 2012		Nov 30, 2012
	Payment date - E ordinary shareholders	Mar 16, 2012	Jun 8, 2012		Sep 14, 2012		Dec 14, 2012

	Dividend amount per share - declared (US cents)	13.201	5.903		6.052		3.000	(2)

	Dividend amount per share - declared (South African cents)	100.0	50.0		50.0		25.0

	Dividend amount per share - paid (US cents)	13.201	5.018	(3)	5.144	(3)	2.550	(2)(3)
	Dividend amount per share - paid (South African cents)	100.0	42.5	(3)	42.5	(3)	21.3	(3)

(1)	Approximate payment date.

(2)	Approximate amount.

(3)	Net of 15 percent withholding tax.

	During the third quarter of 2011, the Company changed its frequency of dividend payments to quarterly rather than half-yearly offering direct and timeous participation in financial performance.

	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaces the Secondary Tax on Companies.

	Dividends are declared in South African cents. Dollar cents per share figures have been calculated based on exchange rates prevailing on each of the respective payment dates.

	In addition to the cash dividend, an amount equal to the dividend paid to holders of E ordinary shares will be offset when calculating the strike price of E ordinary shares.

	Each CDI represents one-fifth of an ordinary share and 100 GhDSs represents one ordinary share. Each ADS represents one ordinary share.